Tax on Profit on Ordinary Activities - Tax Provision (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
U.K. corporation tax based on the results for the year ended 30 June 2020 at 19% (2019 : 19%, 2018: 19%)	£ 123	£ 4,636	£ 1,977
Overseas tax	5,130	5,207	4,048
Current Tax	5,253	9,843	6,025
Deferred Tax	(1,407)	(3,750)	(350)
Total tax	£ 3,846	£ 6,093	£ 5,675